Shareholder Report, Average Annual Return (Details) 193907_Innovator S-P Investment Grade Preferred ETF_TF_TSR Annual {TF}	12 Months Ended	60 Months Ended	113 Months Ended
	Oct. 31, 2025	Oct. 31, 2025	Oct. 31, 2025
Innovator S&P Investment Grade Preferred ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Innovator S&P Investment Grade Preferred ETF NAV
Average Annual Return, Percent	(1.44%)	(0.40%)	1.84%
S&P 500 TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 TR
Average Annual Return, Percent	21.45%	17.64%	15.59%
S&P U.S. Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. Aggregate Bond Index
Average Annual Return, Percent	6.11%	0.15%	1.84%
S&P U.S. High Quality Preferred Stock Index TR [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P U.S. High Quality Preferred Stock Index TR
Average Annual Return, Percent	(4.82%)	(0.84%)	1.86%